STOCKHOLDERS’ EQUITY (Details Narrative)			1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 09, 2026 USD ($) shares	Jan. 13, 2022 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Nov. 30, 2024 $ / shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized			31,304,495		31,304,495						31,304,495		31,304,495	31,304,495
Preferred stock, shares issued			0		0						0		3,721,394	3,721,394
Preferred stock, shares outstanding			0		0						0		3,721,394	3,721,394
Stock-based compensation expense | $					$ 2,476,000			$ 2,523,000			$ 18,262,000	$ 11,207,000	$ 15,268,000	$ 35,123,000
Weighted-average issuance price, per share | $ / shares													$ 25.20
Share of common stock	565,000
Cash proceeds | $	$ 3,000,000.0										$ 11,451,000	$ 23,058,000	$ 23,462,000	$ 33,103,000
Stock issued during period shares stock options exercised													642
Stock issued during period value stock options exercised | $													$ 7,000
Weighted-average issuance price of options | $ / shares													$ 11.40
Stock price | $ / shares			$ 44.40		$ 44.40			$ 31.50			$ 44.40	$ 31.50
Commissions fee, percentage													1.00%
Subscription receivables | $													$ 281,000	$ 814,000
Issuance of common stock | $					$ 3,784,000	$ 6,418,000	$ 1,249,000	$ 8,555,000	$ 6,310,000	$ 8,193,000			$ 23,462,000	33,103,000
Minimum [Member]
Class of Stock [Line Items]
Platforms fee, percentage													0.50%
Maximum [Member]
Class of Stock [Line Items]
Commissions fee, percentage													2.00%
Platforms fee, percentage													4.00%
2024 Convertible Notes [Member]
Class of Stock [Line Items]
Share conversion, shares													(27,877)
Aggregate principal amount | $													$ 700,000
Debt instrument interest rate during period													12.00%
Debt instrument term													24 months
Stock price | $ / shares				$ 31.50
Debt instrument convertible interest rate				0.20
Conversion price | $ / shares				$ 25.20
Stock issued during period shares conversion of convertible securities													27,877
Interest and debt expense | $													$ 57,000
Selling, General and Administrative Expenses [Member]
Class of Stock [Line Items]
Stock-based compensation expense | $											$ 7,300,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized													20,000,000
Preferred stock, shares issued
Share conversion, shares					3,721,394
Preferred stock, shares outstanding
Stock issued during period shares conversion of convertible securities					(3,721,394)
Issuance of common stock | $
Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized													11,304,495
Series B-1 Preferred Stock [Member] | Board of Directors Chairman [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			20,000,000		20,000,000						20,000,000		20,000,000
Common Class A [Member]
Class of Stock [Line Items]
Stock repurchased during period shares														83,696
Weighted-average issuance price, per share | $ / shares														$ 31.50
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Share conversion, shares			395,873		395,873
Stock repurchased during period shares														908
Stock issued during period shares conversion of convertible securities			(395,873)		(395,873)
Issuance of common stock | $
Common Class B [Member]
Class of Stock [Line Items]
Warrant to purchase			333,333		333,333						333,333		533,333
Warrant exercise price | $ / shares			$ 31.50		$ 31.50						$ 31.50
Warrant maturity date			Nov. 15, 2034		Nov. 15, 2034						Nov. 15, 2034
Warrant shares vested											250,000
Weighted-average issuance price, per share | $ / shares													$ 31.50
Share of common stock													744,329
Cash proceeds | $													$ 23,500,000
Stock issued during period shares conversion of units													27,877
Proceeds from issuance of debt | $													$ 700,000
Stock issued during period shares stock options exercised													642
Stock issued during period value stock options exercised | $													$ 7
Weighted-average issuance price of options | $ / shares													$ 11.40
Issuance of common stock | $		$ 8,000,000.0											$ 1,900,000	$ 1,800,000
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Share conversion, shares					(4,123,690)								(27,877)
Share of common stock					92,166	155,261	30,990	301,812	173,733	250,741			744,329	1,076,716
Stock issued during period shares stock options exercised													642
Stock issued during period value stock options exercised | $
Stock issued during period shares conversion of convertible securities					4,123,690								27,877
Issuance of common stock | $